8. INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventories
INVENTORIES

The inventories balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Uranium concentrates and work-in-progress	$419	$392
Inventory of ore in stockpiles	1,672	1,562
Mine and mill supplies	2,334	1,989
	$4,425	$3,943

Inventories-by duration:
Current	$2,753	$2,381
Long term-ore in stockpiles	1,672	1,562
	$4,425	$3,943

Long-term ore in stockpile inventory represents an estimate of the amount of ore on the stockpile in excess of the next twelve months of planned mill production.